Mercedes-Benz
Auto Receivables
T
rust 2021-1
Investor Report
Collection Period Ended
31-Jul-2025
Dates
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
47
1-Jul-2025
31-Jul-2025
13-Aug-2025
14-Aug-2025
15-Aug-2025

Amounts in USD
Interest Period of the Class A-1 Notes (from... to)
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jul-2025
15-Jul-2025
15-Aug-2025
15-Aug-2025
Actual/360 Days
31
30/360 Days
30
Summary
Class A-1
Notes
Class A-2
Notes
Class A-3
Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
1,582,500,000.00
Beginning
Balance
0.00
0.00
0.00
89,063,050.36
89,063,050.36
Ending
Balance
0.00
0.00
0.00
76,988,960.91
76,988,960.91
Principal
Payment
0.00
0.00
0.00
12,074,089.45
12,074,089.45
Principal per $1000
Face Amount
0.000000
0.000000
0.000000
92.877611
Note
Factor
0.000000
0.000000
0.000000
0.592223
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralization Amount
Pool Balance
Initial
Overcollateralization
Amount
T
arget
Overcollateralization
Amount
Current Overcollateralization Amount
Class A-1
Notes
Class A-2
Notes
Class A-3
Notes
Class A-4 Notes
T
otal
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Amount
40,578,961.98
40,576,974.05
40,576,974.05
Interest Rate
0.000000%
0.210000%
0.460000%
0.730000%
40,576,974.05
129,640,024.41
1,738,468.45
131,378,492.86
Percentage
2.50%
2.50%
2.50%
Interest Payment
0.00
0.00
0.00
54,180.02
$54,180.02
40,576,974.05
117,565,934.96
1,538,282.43
1
19,104,217.39
Interest per
$1000 Face
Amount
0.000000
0.000000
0.000000
0.416769
Interest & Principal
Payment
0.00
0.00
0.00
12,128,269.47
$12,128,269.47
Interest & Principal Payment
per $1000 Face Amount
0.000000
0.000000
0.000000
93.294381

Mercedes-Benz
Auto Receivables
T
rust 2021-1
Investor Report
Collection Period Ended
31-Jul-2025
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
11,856,407.35
412,811.16
222,701.18
198,365.83
Distributions
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2)
T
otal Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)

Amounts in USD
109,482.08
0.00
0.00
Purchase Amounts
Advances made by the Servicer
Investment Earnings
A
vailable Collections
Reserve Fund Draw Amount
A
vailable Funds
74,998.61
0.00
54,267.55
12,819,551.68
0.00
12,819,551.68
(3) Interest Distributable Amount Class
A Notes
(4) Priority Principal Distributable Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
54,180.02
0.00
0.00
12,074,089.45
0.00
0.00
581,800.13
12,819,551.68
Distribution Detail
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2 Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2 Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount Class A
Notes
Priority Principal Distributable Amount
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount
Due
109,482.08
0.00
54,180.02
0.00
0.00
0.00
54,180.02
0.00
0.00
0.00
0.00
0.00
54,180.02
0.00
12,074,089.45
12,074,089.45
Paid
109,482.08
0.00
54,180.02
0.00
0.00
0.00
54,180.02
0.00
0.00
0.00
0.00
0.00
54,180.02
0.00
12,074,089.45
12,074,089.45
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Mercedes-Benz
Auto Receivables
T
rust 2021-1
Investor Report
Collection Period Ended
31-Jul-2025

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus/minus change to meet Reserve Fund Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collection Account
Investment Earnings for the Collection Period
4,057,697.40
4,057,697.40
0.00
13,772.72
13,772.72
0.00
4,057,697.40
0.00
13,772.72
40,494.83
54,267.55
Notice to Investors

Mercedes-Benz
Auto Receivables
T
rust 2021-1
Investor Report
Collection Period Ended
31-Jul-2025
Pool Statistics

Amounts in USD
Pool Data
Cutoff Date Pool Balance
Pool Balance beginning of Collection Period
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Pool Factor
W
eighted
A
verage APR
W
eighted
A
verage Number of Remaining Payments
W
eighted
A
verage Seasoning (months)
Amount
1,657,814,898.58
131,378,492.86
8,848,380.71
3,008,026.64
74,648.52
343,219.60
119,104,217.39
7.18%
As of Cutoff Date
3.59%
55.46
9.86
Number of Receivables
44,343
12,897
12,207
Current
3.77%
16.01
55.53

Mercedes-Benz
Auto Receivables
T
rust 2021-1
Investor Report
Collection Period Ended
31-Jul-2025
Delinquency Profile

Amounts in USD
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
116,485,659.39
2,038,661.37
491,751.95
88,144.68
119,104,217.39
Number of Receivables
12,034
141
28
4
12,207
Percentage
97.80%
1.71%
0.41%
0.07%
100.00%
Delinquency
T
rigger
60+ Delinquency Loans to EOP Aggregate Securitization
V
alue
Delinquency Trigger occurred
3.550%
0.487%
No
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
Loss Statistics
Current
Cumulative
Losses
(1)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Loss / (Gain)
Amount
343,219.60
221,773.17
191,741.17
(70,294.74)
Number of Receivables
32
Amount
33,286,312.23
13,980,169.44
10,564,337.44
8,741,805.35
Number of Receivables
1,368
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
A
verage Net Loss / (Gain)
(0.674%)
(0.750%)
(0.474%)
(1.211%)
(0.777%)
0.527%
6,390.21
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.